NOTE 12 - LINE OF CREDIT (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Line of Credit Facility, Description	two year period with one year automatic renewals
Line of Credit Facility, Maximum Amount Outstanding During Period	680,000
Line of Credit Facility, Amount Outstanding	$ 70,000